Annual Total Returns - Class A	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MFS Core Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	20.07%	22.86%	(17.19%)	25.08%	18.55%	32.73%	(4.11%)	24.46%	11.09%	(0.37%)
MFS Low Volatility Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	13.68%	12.12%	(10.86%)	25.16%	11.33%	26.83%	(1.41%)	16.53%	9.77%	4.45%
MFS Low Volatility Global Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	12.39%	13.43%	(8.41%)	16.62%	5.11%	20.32%	(2.61%)	18.15%	5.72%	1.11%
MFS New Discovery Fund
Prospectus [Line Items]
Annual Return [Percent]	6.05%	13.98%	(29.81%)	1.26%	44.63%	40.78%	(1.65%)	26.08%	8.59%	(2.13%)
MFS Research International Fund
Prospectus [Line Items]
Annual Return [Percent]	2.85%	13.10%	(17.51%)	11.60%	12.90%	27.67%	(14.21%)	28.05%	(1.10%)	(2.02%)
MFS Technology Fund
Prospectus [Line Items]
Annual Return [Percent]	36.47%	53.89%	(36.20%)	13.37%	46.04%	35.76%	1.59%	38.47%	8.16%	10.37%
MFS U.S. Government Cash Reserve Fund
Prospectus [Line Items]
Annual Return [Percent]	4.87%	4.59%	1.19%	0.01%	0.17%	1.46%	1.12%	0.20%	0.01%	none
MFS Value Fund
Prospectus [Line Items]
Annual Return [Percent]	11.64%	7.89%	(6.13%)	25.08%	3.66%	29.74%	(10.07%)	17.45%	13.86%	(0.79%)